Income Taxes - Deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets (liabilities):
Net operating loss carryforwards	$ 28,053	$ 8,244
Common stock warrants	1,876	1,406
Foreign net operating loss carryforwards	134	128
Founder share options		469
Stock-based compensation	1,584	681
Bonus accrual	100	121
Settlement liability		9,006
Other		59
R&D credit	500	375
Depreciation	(2)
Deferred tax assets	32,245	20,489
Valuation allowance	(32,245)	(20,489)
Deferred tax assets, net of allowance	$ 0	$ 0